  RCKT Mortgage Trust 2019-1
  Mortgage Pass-Through Certificates, Series 2019-1
  Sample Mortgage Loan Agreed‑Upon Procedures

  Report To:
  Woodward Capital Management LLC
  WCM1 LLC

  20 September 2019

Report of Independent Accountants on Applying Agreed-Upon Procedures

Woodward Capital Management LLC
WCM1 LLC
1050 Woodward Ave.
Detroit, Michigan 48226

Re: RCKT Mortgage Trust 2019-1 (the “Issuing Entity”)
     Mortgage Pass-Through Certificates, Series 2019-1 (the “Certificates”)
     Sample Mortgage Loan Agreed‑Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Woodward Capital Management LLC (the “Sponsor”), WCM1 LLC (the “Depositor”), BofA Securities, Inc. (“BofA Securities”) and Credit Suisse Securities (USA) LLC (“CSS,” together with the Sponsor, Depositor and BofA Securities, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a pool of mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, BofA Securities, on behalf of the Depositor, provided us with:
a.
An electronic data file labeled “8_28 ASF File with 8-1 balances 17g5.xlsx” and the corresponding record layout and decode information, as applicable (the “August Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 August 2019 (the “August Cut‑off Date”) relating to certain mortgage loans (the “August Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

b.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.	Imaged copies of the:
i.	Promissory note (the “Note”),
ii.	Loan application (the “Application”),
iii.	Underwriting summary (the “Underwriting Summary”),
iv.	Appraisal report (the “Appraisal”),
v.	Credit report (the “Credit Report”) and
vi.
Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Underwriting Summary, Appraisal and Credit Report, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),
b.	The list of relevant characteristics (the “Sample Characteristics”) on the August Data File, which is shown on Exhibit 1 to Attachment A, and
c.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the August Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the August Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by BofA Securities or the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the August Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by BofA Securities or the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 September 2019

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 47 August Mortgage Loans from the August Data File (the “Sample Mortgage Loans”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the August Data File.

For the purpose of the procedures described in this report, the 47 Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 47.

2.
For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the August Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	August Data File Field Name	Source Document(s)	Note(s)

Loan number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Property Zip Code	Note

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	ii.

Original interest only term	Original Interest Only Term	Note

Prepayment charge term	Prepayment Penalty Total Term	Note

Occupancy status	Occupancy	Application

Appraisal value	Original Appraised Property Value	Appraisal	iii.

Property type	Property Type	(a) Underwriting Summary, (b) Underwriting Summary and Appraisal or (c) Appraisal	iii., iv.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement or (b) Promissory Note, Settlement Statement,	v.
Credit Report and recalculation

Junior lien balance	Junior Mortgage Balance	Underwriting Summary

Original loan-to-value ratio	Original LTV	Recalculation	vi.

Combined loan-to-value ratio	Original CLTV	Recalculation	vii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and
(b)	One.

iii.
For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more Appraisals.  For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan that has more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

iv.
For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loans described in the succeeding paragraphs of this note iv.), the Sponsor, on behalf of the Depositor, instructed us to use the Underwriting Summary as the Source Document.

For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan with a property type of “Low Rise Condo (4 or fewer stories),” as shown on the August Data File, the Sponsor, on behalf of the Depositor, instructed us to use the Underwriting Summary and Appraisal (and in accordance with note iii., as applicable) as the Source Documents.

For the purpose of comparing the property type Sample Characteristic for Sample Mortgage Loan Number 46, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a property type of “1 Family Attached” if the property is semi‑detached/end unit with the PUD box checked, all as shown on the Appraisal (and in accordance with note iii., as applicable).

Exhibit 1 to Attachment A

Notes:  (continued)

v.
For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other‑than‑first‑time Home Purchase,” as shown on the August Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For each remaining Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:
(a)	The original principal balance, as shown on the Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,
(2)
If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown on the Settlement Statement, and

(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:
(a)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or
(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

Exhibit 1 to Attachment A

Notes:  (continued)

vi.	For each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to calculate the “Value for LTV” as follows:
(a)
In the case of a Purchase Sample Mortgage Loan, the lesser of (1) the appraisal value, as shown on the Appraisal (and in accordance with note iii., as applicable), and (2) the sale price (if applicable), as shown on the Settlement Statement, or

(b)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with note iii., as applicable).

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan‑to‑value ratio by:
(a)	Dividing the original principal balance, as shown on the Note, by the the Value for LTV and
(b)	Either:
(1)
Rounding the value calculated in (a) above to the third decimal place (XX.XXX) for each Sample Mortgage Loan with a QM type of “QualifiedMortgage - Safe Harbor,” as shown on the August Data File (each, a “Jumbo Sample Mortgage Loan”), or

(2)	Truncating the value calculated in (a) above to the second decimal place (XX.XX) for each remaining Sample Mortgage Loan (each, a “Non-Jumbo Sample Mortgage Loan”).

vii.
For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan‑to‑value ratio by:

(a)	Adding the original principal balance, as shown on the Note, and junior lien balance, if applicable, as shown on the Underwriting Summary,
(b)	Dividing the value calculated in (a) by the Value for LTV and
(c)	Either:
(1)	Rounding the value calculated in (b) above to the third decimal place (XX.XXX) for each Jumbo Sample Mortgage Loan or
(2)	Truncating the value calculated in (b) above to the second decimal place (XX.XX) for each Non-Jumbo Sample Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.